Schedule of Investments (unaudited)	iShares® MSCI Spain ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 32.3%
Banco Bilbao Vizcaya Argentaria SA	11,084,487	$103,188,412
Banco Santander SA	30,293,414	125,573,166
CaixaBank SA	8,070,873	36,352,668
		265,114,246

Biotechnology — 2.1%
Grifols SA(a)	1,200,282	16,991,719

Construction & Engineering — 8.0%
ACS Actividades de Construccion y Servicios SA	694,992	27,780,452
Ferrovial SE	1,094,816	37,863,439
		65,643,891
Diversified Telecommunication Services — 9.1%
Cellnex Telecom SA(b)	980,927	37,450,372
Telefonica SA	8,697,867	37,507,381
		74,957,753
Electric Utilities — 24.0%
Acciona SA	115,561	16,311,108
Endesa SA	1,063,919	22,254,132
Iberdrola SA	11,331,982	140,051,873
Redeia Corp. SA	1,094,334	18,343,388
		196,960,501
Gas Utilities — 3.3%
Enagas SA	547,161	10,014,163
Naturgy Energy Group SA	572,666	17,087,310
		27,101,473
Hotels, Restaurants & Leisure — 4.4%
Amadeus IT Group SA	525,107	36,052,138

Independent Power and Renewable Electricity Producers — 1.6%
Corp. ACCIONA Energias Renovables SA	461,100	13,690,707
Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.4%
Repsol SA	2,369,780	$36,388,772

Specialty Retail — 4.6%
Industria de Diseno Textil SA	910,803	37,584,309

Transportation Infrastructure — 4.3%
Aena SME SA(b)	204,859	35,230,960

Total Long-Term Investments — 98.1%
(Cost: $829,422,256)	.	805,716,469

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.34%(c)(d)	3,550,000	3,550,000

Total Short-Term Securities — 0.4%
(Cost: $3,550,000)		3,550,000

Total Investments — 98.5%
(Cost: $832,972,256)		809,266,469
Other Assets Less Liabilities — 1.5%		11,907,595

Net Assets — 100.0%		$821,174,064

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(11	)(b)	$11	$—	$—	—	$19	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,440,000	110,000	(b)	—		—	—	3,550,000	3,550,000	42,950		—
						$11	$—	$3,550,000		$42,969		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	22	12/15/23	$2,417	$140,916

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$3,624,031	$123,121	(c)	$3,765,037	0.4%
	Monthly	HSBC Bank PLC(d)	02/10/28	5,284,424	273,974	(e)	5,593,700	0.6
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	3,525,283	182,244	(g)	3,723,523	0.4
					$579,339		$13,082,260

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(17,885) of net dividends and financing fees.

(e)	Amount includes $(35,302) of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $(15,996) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range:	45 basis points	45 basis points	40 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
November 30, 2023

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	64,002	$1,076,546	28.6%

Gas Utilities
Enagas SA	147,159	2,688,491	71.4

Total Reference Entity — Long		3,765,037

Net Value of Reference Entity — Goldman Sachs Bank USA		$3,765,037

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	114,819	$1,895,210	33.9%
			% of
			Basket
	Shares	Value	Value
Gas Utilities
Enagas SA	205,035	$3,698,490	66.1

Total Reference Entity — Long		5,593,700
Net Value of Reference Entity — HSBC Bank PLC		$5,593,700

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	85,044	$1,401,533	37.6%

Gas Utilities
Enagas SA	128,880	2,321,990	62.4

Total Reference Entity — Long		3,723,523
Net Value of Reference Entity — JPMorgan Chase Bank NA		$3,723,523

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$805,716,469	$—	$805,716,469
Short-Term Securities
Money Market Funds	3,550,000	—	—	3,550,000
	$3,550,000	$805,716,469	$—	$809,266,469

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$720,255	$—	$720,255

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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